LOSSES ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
Schedule of Other Financial Items

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands of $)	2020	2019	2020	2019
Mark-to-market losses for interest rate swaps	(1,153)	(26,492)	(46,686)	(42,976)
Net interest (expense)/income on un-designated interest rate swaps	(3,319)	1,990	(4,621)	4,507
Losses on derivative instruments	(4,472)	(24,502)	(51,307)	(38,469)

Amortization of debt guarantee (see note 14)	454	530	921	1,069
Foreign exchange gains/(losses) on finance lease obligation and related restricted cash	11	207	520	(600)
Foreign exchange (losses)/gains on operations	(106)	142	(227)	(8)
Financing arrangement fees and other costs	(122)	(133)	(187)	(245)
Other financial items, net	237	746	1,027	216